UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:SEPTEMBER 30, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required times, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  		Financial Op Principal
Phone:  	212-983-8100
Signature, Place, and Date of Signing:

Nancy J. O. Luburich New York, NY November 14, 2000

Report type (Check only one.):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $309,441

                                                          Form 13 F information Table
                                                               Value      Shares/ Sh/  Put/  Invstmt Other     Voting Authority
Name of Issuer                    Title of Class     CUSIP     (x$1000)   PRN AMT  RN  Call  Dscretn Managers   Sole Shared None

A. T. & T. Corp.                        COM        001957109       2308    78590  SH          SOLE              78590    0     0
Agilent Technology                      COM        00846U101       2947    60232  SH          SOLE              60232    0     0
ALZA Corp.(aza)                         COM        022615108       2335    27000  SH          SOLE              27000    0     0
Amazon.com                              COM        023135106       2279    59300  SH          SOLE              59300    0     0
American Express Corp                   COM        025816109       6993   115125  SH          SOLE             115125    0     0
American Int'l Group                    COM        026874107       5077    53063  SH          SOLE              53063    0     0
Amgen Inc.                              COM        031162100       5086    72850  SH          SOLE              72850    0     0
AT&T Liberty Media Group A              COM        001957208       6542   363450  SH          SOLE             363450    0     0
Biogen Inc. (bgen)                      COM        090597105       3254    53350  SH          SOLE              53350    0     0
Boston Scientific                       COM        101137107       4311   262326  SH          SOLE             262326    0     0
BP Amoco                                COM        055622104        285     5395  SH          SOLE               5395    0     0
Bristol-Myers Squibb Co.                COM        110122108        502     8800  SH          SOLE               8800    0     0
Broadvision                             COM        111412102       2439    94950  SH          SOLE              94950    0     0
C.R. Bard, Inc.                         COM        067383109       2634    62350  SH          SOLE              62350    0     0
Cardinal Health Inc.                    COM        14149Y108       5864    66500  SH          SOLE              66500    0     0
Chase Manhattan Bank                    COM        16161A108       5093   110275  SH          SOLE             110275    0     0
Chevron Corp.                           COM        166751107       2450    28750  SH          SOLE              28750    0     0
Cisco Systems Inc.                      COM        17275R102       3649    66059  SH          SOLE              66059    0     0
CitiGroup                               COM        172967101       7705   142533  SH          SOLE             142533    0     0
Coastal Corp.                           COM        190441105       3224    43500  SH          SOLE              43500    0     0
Comcast Corp. Cl A                      COM        200300200       6261   152960  SH          SOLE             152960    0     0
Compaq Computer Corp.                   COM        204493100       3524   127800  SH          SOLE             127800    0     0
Cornerstone US Gov't. Strategi       Mutual FD     360908305        451   366709  SH          SOLE             366709    0     0
Dell Computer                           COM        247025109       3712   120500  SH          SOLE             120500    0     0
Double Click                            COM        258609304       2406    75200  SH          SOLE              75200    0     0
Eclipsys Corp.                          COM        278856109        164    10250  SH          SOLE              10250    0     0
EMC Corp                                COM        268648102        436     4400  SH          SOLE               4400    0     0
Exxon Corp.                             COM        30231G102       4204    47171  SH          SOLE              47171    0     0
Fox Entertainment                       COM        35138T107        271    10250  SH          SOLE              10250    0     0
G.M. Hughes                             COM        370442832       5531   148768  SH          SOLE             148768    0     0
General Electric Co.                    COM        369604103      11870   205778  SH          SOLE             205778    0     0
H&R Block                               COM        093671105       4206   113500  SH          SOLE             113500    0     0
Hewlett Packard Co                      COM        428236103       8247    85025  SH          SOLE              85025    0     0
Home Depot                              COM        437076102       3808    71775  SH          SOLE              71775    0     0
IDX Systems                             COM        449491109        403    25000  SH          SOLE              25000    0     0
Intel Corp.                             COM        458140100       8541   205500  SH          SOLE             205500    0     0
International Business Machine          COM        459200101       7188    63900  SH          SOLE              63900    0     0
J.P. Morgan & Co., Inc.                 COM        616880100        914     5600  SH          SOLE               5600    0     0
JDS Uniphase                            COM        46612J101       5323    56225  SH          SOLE              56225    0     0
Johnson & Johnson                       COM        478160104        708     7547  SH          SOLE               7547    0     0
Lehman Bros. Hldgs Inc.                 COM        524908100      13674    92550  SH          SOLE              92550    0     0
Lilly, Eli & Co.                        COM        532457108        369     4550  SH          SOLE               4550    0     0
Lowes Companies Inc.                    COM        548661107       5542   123500  SH          SOLE             123500    0     0
Lucent Technologies Inc.                COM        549463107       3265   106850  SH          SOLE             106850    0     0
M. Stanley D. Witter                    COM        617446448       9066    99150  SH          SOLE              99150    0     0
Medtronic Inc.                          COM        585055106       4870    94000  SH          SOLE              94000    0     0
Mellon Bank                             COM        585509102        315     6800  SH          SOLE               6800    0     0
Merck & Co.                             COM        589331107        547     7356  SH          SOLE               7356    0     0
Merrill Lynch & Co. Inc.                COM        590188108       9339   141500  SH          SOLE             141500    0     0
Microsoft Corp.                         COM        594918104       8029   133129  SH          SOLE             133129    0     0
Millenium Pharm (mlnm)                  COM        599902103       6463    44250  SH          SOLE               4250    0     0
Motorola, Inc.                          COM        620076109       6903   244383  SH          SOLE             244383    0     0
Network Appliances                      COM        64120L104        573     4500  SH          SOLE               4500    0     0
Nortel Networks                         COM        656568102       3911    65670  SH          SOLE              65670    0     0
Novoste (novt)                          COM        67010C100        927    21815  SH          SOLE              21815    0     0
Omnicare, Inc.                          COM        681904108        882    54700  SH          SOLE              54700    0     0
Oracle Systems                          COM        68389X105        472     6000  SH          SOLE               6000    0     0
Pepsico, Inc.                           COM        713448108       5582   121350  SH          SOLE             121350    0     0
Pfizer, Inc.                            COM        717081103        235     5251  SH          SOLE               5251    0     0
Priceline.com                           COM        741503106        478    40310  SH          SOLE              40310    0     0
Quintiles Transnational                 COM        748767100        924    58000  SH          SOLE              58000    0     0
Ralston Purina Grp.                     COM        751277302       5912   249600  SH          SOLE             249600    0     0
Royal Dutch Pete Co.                    COM        780257804       3159    52721  SH          SOLE              52721    0     0
SBC Communications Inc. w/Rts.          COM        78387G103       3932    78644  SH          SOLE              78644    0     0
Scientific Atlanta Inc.                 COM        808655104      10078   158400  SH          SOLE             158400    0     0
Seagram Co. Ltd.                        COM        811850106       2929    51000  SH          SOLE              51000    0     0
Sun Microsystems                        COM        866810104        221     1900  SH          SOLE               1900    0     0
Technology SPDR (xlk)                   COM        81369Y803        259     5600  SH          SOLE               5600    0     0
Tiffany & Co.                           COM        886547108        293     7600  SH          SOLE               7600    0     0
Time-Warner                             COM        887315109       7825   100006  SH          SOLE             100006    0     0
Tyco International                      COM        902124106       7611   146734  SH          SOLE             146734    0     0
Verizon Communications                  COM        92343V104       4238    87497  SH          SOLE              87497    0     0
Vertex Pharmaceuticals                  COM        92532F100       3380    40000  SH          SOLE              40000    0     0
Viacom Inc. Cl. B                       COM        925524308       9285   158718  SH          SOLE             158718    0     0
Vodafone                                COM        92857W100       2767    74800  SH          SOLE              74800    0     0
Wal Mart Stores Inc.                    COM        931142103       3888    80800  SH          SOLE              80800    0     0
WebMD Corp                              COM        422209106        381    25000  SH          SOLE              25000    0     0
Wellpoint Hlth Networks A               COM        94973H108       4641    48350  SH          SOLE              48350    0     0
Worldcom Inc.                           COM        55268B106       4011   132050  SH          SOLE             132050    0     0